Five Year Minimum Rental Payments (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Leases at the Company’s multifamily investments are short term, generally 12 months or less, and are not included.

Year	Future Minimum Rents
2021	$11,157,656
2022	10,794,379
2023	9,620,248
2024	6,857,286
2025	5,744,018
Thereafter	6,560,171

Total	$50,733,758